Operating lease liabilities - Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Other Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease costs:
Operating lease expense	$ 128.5	$ 160.2
Variable lease adjustments	(4.8)	(13.7)
Other information:
Operating cash outflow used for operating leases	$ 116.5	$ 143.2
Weighted average discount rate(1)	4.80%	4.80%
Weighted average remaining lease term	5 years	6 years